Supplemental Expense Information (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Supplemental Expense Information
Research and development expenses	¥ 25,042	¥ 25,241	¥ 26,290
Advertising costs	7,178	7,658	9,721
Shipping and handling costs	37,836	36,497	49,172
Depreciation	26,517	28,903	30,467
Loss from impairment disposal of fixed assets			748
Disaster related losses from the Great East Japan Earthquake	2,544
Loss from disposal of fixed assets	¥ 844